Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 25, 2021
Registrant Name	IndexIQ Active ETF Trust
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2021
Document Effective Date	Jun. 25, 2021
Prospectus Date	Jun. 18, 2021
IQ MacKay ESG Core Plus Bond ETF | IQ MacKay ESG Core Plus Bond ETF
Prospectus:
Trading Symbol	ESGB